Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Leases balances
Right-of-use asset	€ 3,947,316		€ 4,187,126
Lease Agreements
Lease Transactions
Depreciation	19,511	€ 16,588
Interest expense	2,059	1,124
Lease expense	293	910
Leases balances
Right-of-use asset	136,835		151,372
Lease liability	139,403		153,703
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	6,150	6,303
Interest expense	1,004	407
Lease expense	293	910
Leases balances
Right-of-use asset	30,339		38,688
Lease liability	30,833		39,626
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	13,361	10,285
Interest expense	1,055	€ 717
Leases balances
Right-of-use asset	106,496		112,684
Lease liability	€ 108,570		€ 114,077